INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets
	As of December 31,
	2020 $	2021 $
Licensing fee	36,914	36,654
IP right	41,602	45,918
Trademarks	10,679	10,679
Technology	15,200	15,200
Software, including internal use software under development	6,512	30,202
Others	5,568	5,269
Total intangible assets, gross	116,475	143,922

Accumulated amortization:
Licensing fee	(32,968)	(33,704)
IP right	(32,460)	(39,357)
Trademarks	(3,738)	(4,806)
Technology	(2,322)	(4,856)
Software	(3,982)	(7,060)
Others	(1,232)	(1,622)
Total accumulated amortization	(76,702)	(91,405)
Total intangible assets, net	39,773	52,517

Estimated Aggregate Amortization Expenses
The estimated aggregate amortization expenses of intangible assets, excluding internal use software under development, for each of the five succeeding fiscal years and thereafter are as follows:

$
2022	14,356
2023	10,409
2024	7,149
2025	5,072
2026	1,858
Thereafter	1,162
40,006